SHARE-BASED COMPENSATION PLANS (Tables)	6 Months Ended
Jun. 30, 2013
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards as of June 30, 2013:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2013	163,000	$23.88	228,500	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	(174,000)	-
Forfeited during the year	-	-	(14,500)	-
Non-vested at June 30, 2013	163,000	$23.88	40,000	$23.88

The tables below summarize the Company's restricted stock awards as of December 31, 2012:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06